SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                        EVERGREEN VARIABLE ANNUITY FUNDS

I. Evergreen Capital Growth Fund, Evergreen Core Equity Fund, Evergreen Premier 20 Fund, Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Global Leaders Fund and Evergreen VA Masters Fund

     On September 17, 2003, the Boards of Trustees of the Evergreen Funds approved a proposal to reorganize each of the Target Funds into the Survivor Fund listed next to it in the table below. If the shareholders of each Target Fund approve the proposal, all of the assets of each Target Fund will be transferred to its corresponding Survivor Fund and shareholders of each Target
Fund will receive shares of the corresponding Survivor Fund in exchange for their shares. Shareholders of record of the Target Funds as of September 30, 2003, are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 1, 2003. If approved, the reorganizations are proposed to take place on or about December 5, 2003. Shareholders of each Target Fund will be mailed information detailing the proposal on or about October 24, 2003.

--------------------------------------------------------------------------------
#  Target Fund                            Surviving Fund
--------------------------------------------------------------------------------
1. Evergreen Capital Growth Fund          Evergreen Growth and Income Fund
--------------------------------------------------------------------------------
2. Evergreen Core Equity Fund             Evergreen Stock Selector Fund
--------------------------------------------------------------------------------
3. Evergreen Premier 20 Fund              Evergreen Aggressive Growth Fund
--------------------------------------------------------------------------------
4. Evergreen VA Capital Growth Fund       Evergreen VA Growth and Income Fund
--------------------------------------------------------------------------------
5. Evergreen VA Global Leaders Fund       Evergreen VA International Equity Fund
--------------------------------------------------------------------------------
6. Evergreen VA Blue Chip Fund            Evergreen VA Fund
   Evergreen VA Masters Fund
--------------------------------------------------------------------------------

II.     Evergreen Stock Selector Fund (the "Fund")

     The section of the Fund's prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

Stock Selector Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

     In addition, the performance numbers for Class A shares of the Fund have been replaced in the "Average Annual Total Return" table under the section entitled "PERFORMANCE" of the Fund's prospectus as follows:

Average Annual Total Return
(for the period ended 12/31/2002)

------------ ------------------ --------------- ---------- ------------ -----------------------
              Inception Date                                              Performance Since
                 of Class           1 year       5 year      10 year          2/28/1990
------------ ------------------ --------------- ---------- ------------ -----------------------
------------ ------------------ --------------- ---------- ------------ -----------------------
  Class A        2/28/1990         -26.36%       -4.71%       6.38%             8.78%
------------ ------------------ --------------- ---------- ------------ -----------------------
------------ ------------------ --------------- ---------- ------------ -----------------------
  Class A        2/28/1990         -26.52%       -6.81%       3.25%             6.02%
------------ ------------------ --------------- ---------- ------------ -----------------------
-----------------------------------------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------------------------------------
------------ ------------------ --------------- ---------- ------------ -----------------------
  Class A        2/28/1990         -16.18%       -3.39%       4.40%             6.63%
------------ ------------------ --------------- ---------- ------------ -----------------------
-----------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-----------------------------------------------------------------------------------------------

September 30, 2003                                                 567777 (9/03)